INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
6.	INCOME TAXES

The Company is subject to the tax laws of Cayman Islands and the tax rate is 0%. The Company’s former subsidiaries were subject to tax at various rates in the jurisdictions in which they operated. The reconciliation of the income tax expense is as follows:

	2017	2016	2015
	$	$	$

Net loss for the year	(231,953)	(37,706)	(167,809)
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Expected tax recovery	—	—	—

As at December 31, 2017, the Company has $Nil unrecognized deductible temporary differences.